Capital Stock	12 Months Ended
Dec. 31, 2013
Capital Stock [Abstract]
Capital Stock

13. Capital Stock

Common stock

Certain shares of outstanding common stock are subject to the terms of the common stock purchase agreements. According to the terms of the agreements, in the event that a holder of common stock ceases their relationship with the Company, the Company has the right to repurchase all or any shares at fair value. The repurchase option terminates in the event that the Company consummates a change of control transaction and involuntary termination, or involuntary termination, as defined.

Convertible Preferred stock

Issued and outstanding convertible preferred stock (without regard to the conversion ratio used in the Merger discussed in Note 18, Subsequent Events, Merger with Ekso Bionics Holdings, Inc.) consisted of the following at December 31, 2013:

		Number of
	Number of	Shares	Liquidation	Aggregate
	Shares	Issued and	Preference	Liquidation
Series	Authorized	Outstanding	Per Share	Preference

A	4,624,840	4,496,270 (1)	$1.75	$7,868,473

A-2	4,527,010	4,335,414	$2.10	$9,104,369

B	12,000,000	5,179,344	$2.10	$10,876,622
				$27,849,464

(1)	Series A financing efforts commenced in December 2010 were completed in July 2011. The Company issued 4,496,270 of the 4,650,000 authorized shares of Series A convertible preferred stock in connection with this transaction. The total amount of equity raised amounted to $7.87 million. Of this amount $2.43 million was received in cash and $393,000 was completed through a conversion of debt during the year ended December 31, 2010 and the rest of the funds were raised during 2011. Lockheed, a key customer, participated in this round of financing by making an equity investment totaling $1.5 million.

The rights, privileges and restrictions of Series A, A-2 and B convertible preferred stock ("the Preferred Stock") were set forth in the Company's Amended and Restated Certificate of Incorporation. Voting and conversion rights are summarized below:

•	Voting rights - Holders are entitled to one vote for each share of common stock into which such share of Preferred Stock is convertible.

•	Conversion - Each share of the Preferred Stock is convertible, at the option of the holder, according to the conversion ratio obtained by dividing the Original Issue Price (described above) by the Conversion Price, which initially is the Original Issue Price, subject to adjustment for dilution. Each share of Series A, A-2, and B Preferred Stock is currently convertible into one share of common stock. The number of fully paid and nonassessable shares of common stock is determined by dividing the Original Issue Price by the Conversion Price. Each share of the Preferred Stock automatically converts into the number of shares of common stock into which such shares are convertible at the then effective conversion ratio upon: (1) the closing of a public offering of common stock with proceeds to the Company of at least $25,000,000 and in which the pre-money valuation of the Company is not less than $75,000,000 or (2) the date or time specified by vote, written consent or agreement of the holders of the majority of the then outstanding shares of convertible preferred stock, voting together as a class.

For financial accounting purposes, the Company determined that the convertible preferred stock does not meet the requirements under ASC 480-10-25 to be accounted for as a liability because the shares are not mandatorily redeemable, except in the case of a liquidation event in which case the holders are entitled to be paid out a liquidation preference, and the conversion ratio is based on a pre-determined number of shares rather than a variable number of shares. However, it was determined that a "deemed liquidation event" could occur that would be outside the control of the Company. In accordance with ASC 480-10-S99, the convertible preferred stock will be in the "mezzanine" section between liabilities and stockholders' deficit.

During the years ended December 31, 2013 and 2012, because the timing of any such liquidation event was uncertain, the Company elected not to adjust the carrying values of its preferred stock to their respective liquidation values.

Warrants

The Company issued warrants to lenders in connection with convertible debt and to a customer in connection with a service contract. The outstanding warrants (without regard to the conversion ratio used in the Merger discussed in Note 18, Subsequent Events, Merger with Ekso Bionics Holdings, Inc.) were as follows:

	Number					Fair Value as of
Warrants to	of	Date of	Exercise	Expiration		December 31
purchase shares of:	shares	issue	Price	Date	At Inception	2013	2012

Series A, to lender	128,570	4/29/2011	$1.75	10/31/2021	$167,256	$69,312	$151,738
Series B, to lender	257,829	5/31/2012	$2.10	6/1/2022	$348,327	181,567	354,593
Common stock, to lender	19,337	5/31/2012	$2.10	6/1/2022	$6,789	N/A	N/A
Series B to customer	27,500	11/16/2012	$0.01	11/16/2019	$57,494	31,108	57,491
Common stock, to investors in Series B	388,435	Various from 5/20/2013 to 8/29/2013	$2.10	10 years from issue	$136,380	N/A	N/A
						281,987	563,822
Obligation to issue warrant (see last paragraph)						95,760	-
Total warrant liability						$377,747	$563,822

(Note: The fair value as of period end is not applicable (N/A) for the warrants on common stock because such instruments are carried in equity without revaluation to periodic fair value.)

The fair value of the warrants to purchase preferred stock issued to lenders was recorded as a liability at inception with a corresponding charge to discount on debt which is being amortized to interest expense as an adjustment to yield. The fair value of the warrants to purchase common stock issued to lenders was recorded in additional paid in capital at inception with a corresponding charge to discount on debt which is being amortized to interest expense as an adjustment to yield. The fair value of the warrant issued to the customer was recorded as a liability at inception with a corresponding reduction to the amount of revenue recognized under the service contract. The warrants classified as liabilities are marked to market at the end of each reporting period as an item of other income or loss in the accompanying consolidated statement of operations. The warrants to purchase common stock have no further accounting consequence after inception.

The warrants are exercisable during their term at the option of the holder, upon a liquidation event, or the consummation of an initial public offering by the Company, whichever is earlier.

The Company estimates the fair value of warrants using the Black-Scholes option pricing model with inputs for dividend yield, risk-free rate of return, expected life in years and volatility, as applicable, for each instrument at inception and then for each measurement date. Because the terms in the agreement for the warrants on the Series B preferred stock provided the Lender with three conversion options, the Company used a valuation technique with probability weighted inputs.

In addition to the warrant obligation discussed above and as discussed in Note 8, Senior Notes Payable, Debt Covenants, the Company agreed to cause the surviving parent company in the Merger (see Note 18, Subsequent Events, Merger with Ekso Bionics Holdings, Inc.) to subsequently issue to the Lender warrants to purchase 225,000 shares of the surviving parent company's Common Stock at an exercise price of $1.00 per share. The fair value of the warrant obligation of $95,760 based on the Black-Scholes option pricing model was recorded as a warrant liability. This warrant is marked to market at the end of each reporting period as an item of other income or loss in the accompanying consolidated statements of operations until conversion into common shares in January 2014.

Reverse Merger

Share amounts for common stock, convertible preferred stock, stock options and warrants of the Company included in the consolidated financial statements and notes thereto have not been adjusted to give effect to the conversion of the Company's stock, warrants and options in connection with the reverse merger transaction in January 2014 described in Note 18, Subsequent Events, except as set forth in Note 18. At the closing of the reverse merger transaction, each share of Ekso Bionics' common stock issued and outstanding immediately prior to the closing of the Merger was converted into 1.5238 shares of Common Stock of Holdings (as defined in Note 18), each share of Ekso Bionics' Series A preferred stock issued and outstanding immediately prior to the closing of the Merger was converted into 1.6290 shares of Holdings' Common Stock, and each share of Ekso Bionics' Series A-2 and Series B preferred stock issued and outstanding immediately prior to the closing of the Merger was converted into 1.9548 shares of Holdings' Common Stock.